Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 849	$ 67,552
Deposits and advances
Related party receivables	85,203	190,581
Total current assets	86,052	258,133
Property and equipment, net	31,404	51,985
Intangible assets, net	12,796	12,723
Total assets	130,251	322,841
Current liabilities:
Accounts payable and accrued expenses	14,417	10,732
Total current liabilities	14,417	10,732
Total liabilities	14,417	10,732
Stockholders’ equity:
Series A preferred stock, $0.001 par value. 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.001 par value. 40,000,000 shares authorized; 5,780,165 and 4,890,424 shares issued and outstanding as of December 31, 2020 and 2019, respectively	6,148	5,780
Additional paid-in capital	2,604,701	2,327,244
Accumulated other comprehensive loss	(23,927)	(98,265)
Stock purchase warrants
Accumulated deficit	(2,471,088)	(1,922,650)
Total stockholders’ equity	115,834	312,109
Total liabilities and stockholders’ equity	$ 130,251	$ 322,841